CIK 230557

[redacted]

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

06061012

CERTNYS

1-33067

October 20, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Selective Insurance Group, Inc., Junior Subordinated Notes Due 2066 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 20, 2006. Tentative listing date – October 23, 2006.

Sincerely,

Paras Madho